Subsequent Events	12 Months Ended
Jan. 31, 2020
Subsequent Events
Subsequent Events

16. SUBSEQUENT EVENTS

Oil prices declined sharply in March 2020 to levels as low as approximately $21.00 per barrel as a result of multiple factors affecting levels of supply and demand in global oil and gas markets, including the announcement of price reductions and production increases by OPEC members and other oil exporting nations. Oil and natural gas prices are expected to continue to be volatile as a result of the near term production increases and the ongoing COVID-19 outbreaks and as changes in oil and natural gas inventories, industry demand and global and national economic performance are reported, and the Company cannot predict when prices will improve and stabilize. The Company is currently unable to estimate the impact of these events on its future financial position and results of operations. Therefore, the Company can give no assurances that the events will not have a material adverse effect on its financial position or results of operations.